Investment Securities (Details 4) (Available for sale investments, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available for sale investments
Reconciliation of credit-related impairment charges on investments recognized in earnings
Balance at the beginning	$ 9,393	$ 8,416
Impairment charges recognized in earnings during period	1,039	977	8,416
Balance at the end	$ 10,432	$ 9,393	$ 8,416